Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets - Brilliant Acquisition Corp [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets [Line Items]
Ordinary shares subject to possible redemption as of January 1, 2021	$ 46,007,687	$ 46,000,000
Add: Accretion of carrying value to redemption value		7,687	$ 3,387,079
Ordinary shares subject to possible redemption as of December 31,2021		$ 46,007,687	$ 46,000,000
Less: redemption of 633,792 shares	(6,529,259)
Add: Accretion of carrying value to redemption value	3,948
Ordinary shares subject to possible redemption as of March 31, 2022	39,482,376